Earnings per share - Summary of Computation of Basic and Diluted Net Income Per Share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings
Net profit attributable to equity holders of the Company	¥ 6,644	¥ 4,920	¥ 3,677
Shares
Weighted average ordinary shares outstanding, used in computing basic earnings per share	3,084,230,029	3,121,653,686	3,203,995,973
Dilution effect- adjustments for share options and RSUs	46,631,691	46,732,345	30,511,383
Shares used in computing diluted earnings per share	3,130,861,720	3,168,386,031	3,234,507,356
Class A And Class B Ordinary Shares [Member]
Basic earnings per share calculation
Basic	¥ 2.15	¥ 1.58	¥ 1.15
Diluted earnings per share calculation
Diluted	2.12	1.55	1.14
American Depositary Shares [Member]
Basic earnings per share calculation
Basic	4.31	3.15	2.3
Diluted earnings per share calculation
Diluted	¥ 4.24	¥ 3.11	¥ 2.27